Investment in Direct Financing Leases (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Capital Leases, Net Investment in Direct Financing Leases [Abstract]
Minimum lease payments receivable	$ 18,566	$ 21,487
Estimated residual value of leased assets	27,854	27,854
Unearned income	(11,454)	(13,342)
Total	34,966	35,999
Capital Leases, Net Investment In Direct Financing Leases, Minimum Payments [Abstract]
2013	2,932
2014	2,782
2015	2,403
2016	2,019
2017	1,545
Thereafter	6,885
Total	$ 18,566	$ 21,487